SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Financial Instruments that Were Not Included in Diluted Loss Per Share Calculation
As of December 31, 2014 and 2013, the following financial instruments were not included in the diluted loss per share calculation because their effect was anti-dilutive:

	2014	2013
Common Stock options	3,628,000	2,305,000
Common Stock warrants	1,980,318	1,980,318
Unvested Restricted Stock	—	1,445,000
Preferred Stock	14,999,000	14,999,000
Contingency shares	2,166,667	2,166,667
Excluded potentially dilutive securities	22,773,985	22,895,985